Securities Act of 1933 Registration No. 033-60973

Investment Company Act of 1940 Registration No. 811-07319

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  127

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  127

Fidelity Covington Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on December 30, 2024 pursuant to paragraph (a)(1) of Rule 485 at 12:01 a.m. Eastern Time.

Fund /Ticker

Fidelity Enhanced High Yield ETF / FDHY

Fidelity Preferred Securities & Income ETF / FPFD

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. for Fidelity ®  Preferred Securities & Income ETF

Principal U.S. Listing Exchange: NYSE Arca, Inc. for Fidelity ® Enhanced High Yield ETF

Fidelity® Enhanced High Yield ETF was formerly known as Fidelity® High Yield Factor ETF.

Prospectus

December 30, 2024

These securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity® Enhanced High Yield ETF
Fidelity® Preferred Securities & Income ETF
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Other Service Providers
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Fidelity® Enhanced High Yield ETF

Investment Objective

Fidelity® Enhanced High Yield ETF seeks a high level of income. The fund may also seek capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees

(fees paid directly from your investment)	None

[Information to be provided in a subsequent amendment.]

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

[Information to be provided in a subsequent amendment.]

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in debt securities rated below investment grade (also referred to as high yield debt securities or junk bonds).

Below investment grade debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures) that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Using the ICE® BofA® BB-B US High Yield Constrained Index as a guide in structuring the fund and selecting its investments as it relates to credit quality distribution and risk characteristics.
  Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company LLC (FMR) to be of comparable quality.
  Potentially investing in securities that have a higher or lower credit quality.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Generally utilizing a research-driven approach identifying long-term drivers of high yield debt security returns that may include, but are not limited to, valuation, quality, momentum, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of high yield debt securities that may have the potential to provide a higher total return than that of the ICE® BofA BB-B US High Yield Constrained Index.

Principal Investment Risks

  Interest Rate Changes.

Interest rate increases can cause the price of a debt security to decrease.

  Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

  Fluctuation of Net Asset Value and Share Price.

The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV.

Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.

In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.

  Trading Issues.

There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.

  Cash Transactions Risk.

Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

  Quantitative Investing.

Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .   You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

[Information to be provided in a subsequent amendment.]

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

[Information to be provided in a subsequent amendment.]

The fund has begun comparing its performance to the Bloomberg U.S. Universal Bond Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

Investment Adviser

FMR (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Michael Cheng (Co-Lead Portfolio Manager) has managed the fund since 2018.

Rahul Bhargava (Co-Lead Portfolio Manager) has managed the fund since 2024.

It is expected that Mr. Cheng will retire effective on or about December 31, 2024. At that time, he will no longer serve as a Co-Lead Portfolio Manager for the fund, and Mr. Bhargava will serve as the Lead Portfolio Manager.

Alexandre Karam (Co-Portfolio Manager) has managed the fund since 2018.

Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2022.

Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the fund may trade at a price greater than the fund's NAV (premium) or less than the fund's NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the "bid-ask spread"). Recent information, including information regarding the fund's NAV, market price, premiums and discounts, and bid-ask spread, is available at www.fidelity.com.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Preferred Securities & Income ETF

Investment Objective

Fidelity® Preferred Securities & Income ETF seeks high total return through a combination of current income and capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees

(fees paid directly from your investment)	None

[Information to be provided in a subsequent amendment.]

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

[Information to be provided in a subsequent amendment.]

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in preferred securities and other income-producing securities.

Preferred securities include preferred stock, hybrid or trust preferred securities, fixed and floating rate preferred securities, listed and unlisted preferred securities, and preferred securities of all par values.

Income-producing securities are securities that pay, or are expected to pay, dividends or interest.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Normally investing in all types of preferred securities and other income-producing securities such as contingent convertible securities and corporate hybrid securities.
  Normally investing primarily in securities rated at least BB by Standard & Poor's (S&P), Ba by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company LLC (FMR) to be of comparable quality. Securities rated below BBB by S&P and below Baa3 by Moody's are less than investment-grade quality (also referred to as high yield debt securities or junk bonds).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
  Concentrating investments in securities of issuers principally engaged in the business activities of the industries in the financial services sector.

Principal Investment Risks

  Preferred Securities.

Because preferred securities have a lower priority claim on assets or earnings than senior debt instruments in an issuer's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, floating interest rates or distributions, interest rate risk, and the issuer having the right to redeem the security prior to any stated maturity date.

  Stock Market Volatility.

Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

  Interest Rate Changes.

Interest rate increases can cause the price of a debt security to decrease.

  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

  Financials Industry Concentration.

The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Fluctuation of Net Asset Value and Share Price.

The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV.

Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.

In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.

  Contingent Convertible Securities Risk.

Contingent convertible securities have unique equity conversion or principal write-down features that involve additional risks, which may include cancellation of interest payments by the issuer or a regulatory authority; subordination to other creditors due to either a liquidation or other bankruptcy-related event or a conversion of the security from debt to equity; and a write-down of the security's principal amount.

  Trading Issues.

There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.

  Cash Transactions Risk.

Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .   You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

[Information to be provided in a subsequent amendment.]

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

[Information to be provided in a subsequent amendment.]

The fund has begun comparing its performance to the Bloomberg U.S. Universal Bond Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

Investment Adviser

FMR (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Brian Chang (Co-Portfolio Manager) has managed the fund since 2021.

Adam Kramer (Co-Portfolio Manager) has managed the fund since 2021.

Rick Gandhi (Co-Portfolio Manager) began managing the fund effective January 1, 2024.

Purchase and Sale of Shares

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the fund may trade at a price greater than the fund's NAV (premium) or less than the fund's NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the "bid-ask spread"). Recent information, including information regarding the fund's NAV, market price, premiums and discounts, and bid-ask spread, is available at www.fidelity.com.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Enhanced High Yield ETF seeks a high level of income. The fund may also seek capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in debt securities rated below investment grade (also referred to as high yield debt securities or junk bonds).

Below investment grade debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures) that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The Adviser uses the ICE ® BofA ® BB-B US High Yield Constrained Index   as a guide in structuring the fund and selecting its investments as it relates to credit quality distribution and risk characteristics. The Adviser may also invest in securities that have lower or higher credit quality ratings than securities in the index.

The Adviser normally invests the fund's assets primarily in securities rated BB or B by S&P, Ba or B by Moody's, comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by the Adviser to be of comparable quality. The Adviser may also invest in securities that have lower or higher credit quality ratings.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser seeks to outperform the ICE® BofA BB-B US High Yield Constrained Index by, in general, utilizing a research-driven approach identifying long-term drivers of high yield debt security returns that may include, but are not limited to, valuation, quality, momentum and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of high yield debt securities. The process seeks to maximize the return opportunity while managing benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.

The Adviser considers the fund's security, industry, and market capitalization weightings relative to the index.

The Adviser may also invest in securities of issuers that are not part of the ICE® BofA BB-B US High Yield Constrained Index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Preferred Securities & Income ETF seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in preferred securities and other income-producing securities.

Preferred securities include preferred stock, hybrid or trust preferred securities, fixed and floating rate preferred securities, listed and unlisted preferred securities, and preferred securities of all par values.

Income-producing securities are securities that pay, or are expected to pay, dividends or interest.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser may invest in all types of preferred securities and in other income-producing securities such as contingent convertible securities and corporate hybrid securities.

The Adviser normally invests the fund's assets primarily in securities that are rated at least BB by S&P, Ba by Moody's, comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by the Adviser to be of comparable quality. Securities rated below BBB by S&P and below Baa3 by Moody's are less than investment-grade quality (also referred to as high yield debt securities or junk bonds).

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The fund will concentrate its investments in securities of issuers principally engaged in the business activities of the industries in the financial services sector. The fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures).

Corporate hybrid securities have features of both equity and debt securities and they may constitute senior debt, junior debt, or equity in an issuer's capital structure.

Contingent convertible securities are securities typically issued by banking institutions that, under certain circumstances, may convert into common stock of the issuer or have their principal written down upon the occurrence of certain "triggers." The triggers are generally linked to regulatory capital thresholds and regulatory actions calling into question the issuing banking institution's continued viability as a going-concern. Certain contingent convertible securities may be debt securities, as determined by the Adviser, depending on, among other criteria, the security's position in the insolvency waterfall, regulatory capital classification, maturity date, and interest payment structure.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. Fidelity ® Enhanced High Yield ETF's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because Fidelity ® Preferred Securities & Income ETF concentrates its investments in securities of issuers principally engaged in the business activities of the industries in the financial services sector, the fund's performance could depend heavily on the performance of those industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior debt instruments in an issuer's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, floating interest rates or distributions, interest rate risk, and the issuer having the right to redeem the security prior to any stated maturity date. Because the distribution or interest rates may be floating, or convert from fixed to floating at a specified future time, the market value of preferred securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. A secondary risk associated with declining interest rates is the risk that income earned by the fund on floating rate securities may decline due to lower coupon payments on the floating rate securities. Preferred securities may be substantially less liquid than other securities, which involves the risk that the securities will not be able to be sold at the time desired by the fund or at prices approximating the values at which the fund is carrying the securities on its books.

Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that are tailored to the issuing banking institution and its regulatory requirements. Contingent convertibles may have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Contingent convertibles will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. In the event of liquidation, dissolution or winding-up of an issuer prior to a conversion, the rights and claims of the holders of the contingent convertibles against the issuer will generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the contingent convertibles are converted into the issuer's underlying equity securities following a conversion event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities. In market environments where interest rates are rising, issuers may be less willing or able to make principal and/or interest payments on securities when due. As a result of benchmark reforms, publication of most London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic, and non-representative basis. It is expected that all synthetic LIBOR settings will be discontinued at the end of September 2024. Although the transition process away from certain benchmark rates, including LIBOR , has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain and may adversely impact a fund's performance.

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Fluctuation of Net Asset Value and Share Price. The NAV of each fund's shares will generally fluctuate with changes in the market value of each fund's holdings. Each fund's shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although a share's market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares' NAV when you purchase shares, or receive less than the shares' NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for a fund's shares, the market price of fund shares is more likely to differ significantly from the fund's NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of a fund's shares and the fund's NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Securities held by a fund may be traded in markets that close at a different time than the listing exchange. During the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the fund's NAV may widen. The Adviser expects that, under normal market conditions, large discounts or premiums to NAV will not be sustained in the long term because of arbitrage opportunities.

Trading Issues . Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained. Only an Authorized Participant may engage in creation or redemption transactions directly with a fund. A fund has a limited number of intermediaries that act as Authorized Participants. There are no obligations of market makers to make a market in a fund's shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund's portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide "circuit breakers." If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of a fund. FDC, the distributor of each fund's shares, does not maintain a secondary market in the shares.

If a fund's shares are delisted from the listing exchange, the Adviser may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

Shares of a fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Cash Transactions Risk. Unlike certain ETFs, each fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Therefore, it may be required to sell portfolio securities and recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. The use of cash creations and redemptions may also cause the fund's shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the fund's NAV. Furthermore, cash creation and redemption transactions may result in certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the fund's performance could be negatively impacted.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Financials Industry Concentration. The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease Fidelity ® Enhanced High Yield ETF's exposure to changing security prices, interest rates, or other factors that affect security values.

In addition to the principal investment strategies discussed above, the Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease Fidelity ® Preferred Securities & Income ETF's exposure to changing security prices, interest rates, or other factors that affect security values.

Non-Fundamental Investment Policies

Each fund's investment objective is non-fundamental and may be changed without shareholder approval.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity ® Enhanced High Yield ETF normally invests at least 80% of its assets in debt securities rated below investment grade.

Fidelity ® Preferred Securities & Income ETF normally invests at least 80% of its assets in preferred securities and other income-producing securities.

Valuing Shares

Each fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of regular trading hours on the listing exchange or the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

Shares of each fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Shares of open-end funds in which each fund may invest (referred to as underlying funds) are valued at their respective NAVs. NAV is calculated using the values of any underlying funds in which it invests. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

The Depository Trust Company (DTC) is a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers. DTC has executed an agreement with FDC, each fund's distributor.

Buying and Selling Shares in the Secondary Market

Shares of each fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. Each fund does not impose any minimum investment for shares of a fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than a fund's NAV (premium) or less than a fund's NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.

Each fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on a fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

Shares can be purchased and redeemed directly from each fund at NAV only by Authorized Participants in large increments called "Creation Units." Each fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, each fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary Notes

  Note to Investment Companies. For purposes of the 1940 Act, shares are issued by a fund, and the acquisition of shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in a fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the fund.
  Note to Authorized Participants Regarding Continuous Offering. Certain legal risks may exist that are unique to Authorized Participants purchasing Creation Units directly from a fund. Because new Creation Units may be issued on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase Creation Units from a fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of a fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of each fund may purchase and resell fund shares pursuant to this prospectus.

  Note to Secondary Market Investors. DTC, or its nominee, is the registered owner of all outstanding shares of a fund. The Adviser will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs Associated with Creations and Redemptions

The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information (SAI).

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you.

Each fund normally declares dividends and pays capital gain distributions per the tables below:

Fund Name	Dividends Paid
Fidelity® Enhanced High Yield ETF	January, February, March, April, May, June, July, August, September, October, November, December
Fidelity® Preferred Securities & Income ETF	January, February, March, April, May, June, July, August, September, October, November, December

Fund Name	Capital Gains Paid
Fidelity® Enhanced High Yield ETF	December
Fidelity® Preferred Securities & Income ETF	December

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions investors receive are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to investors as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to investors generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Because Fidelity ® Enhanced High Yield ETF's income is primarily derived from interest, dividends from the fund generally will not qualify for the long-term capital gains tax rates available to individuals.

Each fund may effect creations and redemptions using cash rather than in-kind securities and may recognize more capital gains and be less tax-efficient than if in-kind securities were used. When  a fund effects its redemptions with cash rather than with in-kind securities, the fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs and may cause the fund to recognize gains that might not have been otherwise recognized or to recognize such gains sooner than otherwise. Losses from sales of immediately reacquired securities are subject to deferral, potentially indefinitely. Each fund generally intends to distribute net annual gains, if any, to shareholders to comply with applicable tax rules, causing shareholders to be subject to tax on gains they would not otherwise be subject to or at an earlier date then if the fund effected redemptions in-kind.

If investors buy shares when a fund has realized but not yet distributed income or capital gains, they will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them; however, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on Transactions

Purchases and sales of shares, as well as purchases and redemptions of Creation Units, may result in a capital gain or loss for federal tax purposes.

Fund Services

Fund Management

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2023, the Adviser had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Enhanced High Yield ETF and Fidelity® Preferred Securities & Income ETF.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Enhanced High Yield ETF and Fidelity® Preferred Securities & Income ETF.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Enhanced High Yield ETF and Fidelity® Preferred Securities & Income ETF.

Portfolio Manager(s)

Michael Cheng is Co-Lead Portfolio Manager of Fidelity ® Enhanced High Yield ETF, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Cheng has worked as a quantitative analyst and portfolio manager.

Rahul Bhargava is Co-Lead Portfolio Manager of Fidelity ® Enhanced High Yield ETF, which he has managed since 2024. Since joining Fidelity Investments in 2024, Mr. Bhargava has worked as a portfolio manager. Prior to joining the firm, Mr. Bhargava served as Portfolio Manager at Jocassee Quantitative from 2021 to 2023 and Managing Director at Blackstone from 2019 to 2020.

It is expected that Mr. Cheng will retire effective on or about December 31, 2024. At that time, he will no longer serve as a Co-Lead Portfolio Manager for Fidelity ® Enhanced High Yield ETF, and Mr. Bhargava will serve as the Lead Portfolio Manager.

Jared Beckerman is Co-Portfolio Manager of Fidelity ® Enhanced High Yield ETF, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

Benjamin Harrison is Co-Portfolio Manager of Fidelity ® Enhanced High Yield ETF, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

Alexandre Karam is Co-Portfolio Manager of Fidelity ® Enhanced High Yield ETF, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Karam has worked as a research analyst and portfolio manager.

Brian Chang is Co-Portfolio Manager of Fidelity ® Preferred Securities & Income ETF, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chang has worked as a research analyst and portfolio manager.

Rick Gandhi is Co-Portfolio Manager of Fidelity ® Preferred Securities & Income ETF, which he began managing effective January 1, 2024. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.

Adam Kramer is Co-Portfolio Manager of Fidelity ® Preferred Securities & Income ETF, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Kramer has worked as a research analyst, portfolio assistant, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

The Adviser pays all of the other expenses of Fidelity® Enhanced High Yield ETF and Fidelity® Preferred Securities & Income ETF with limited exceptions.

For Fidelity® Enhanced High Yield ETF, the total management fee for the fiscal year ended August 31, 2024, was 0.45% of the fund's average net assets. Effective October 1, 2024, Fidelity® Enhanced High Yield ETF's annual management fee rate has been reduced to 0.35% of its average net assets.

For Fidelity® Preferred Securities & Income ETF, the total management fee for the fiscal year ended August 31, 2024, was 0.59% of the fund's average net assets.

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

[The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's [Form N-CSR/Form N-CSRS] report for the fiscal period ended [__].]

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

While each fund will not make direct payments for distribution or shareholder support services, each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares. Each Plan recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Other Service Providers

State Street Bank and Trust Company serves as each fund's transfer agent and custodian, and is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171 and One Congress Street, Boston, Massachusetts, 02114, respectively.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by [_____________], independent registered public accounting firm, whose report(s), along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

[Information to be provided in a subsequent amendment.]

Additional Index Information

Bloomberg U.S. Universal Bond Index represents the union of the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Corporate High Yield Bond Index, the Bloomberg 144A Bond Index, the Bloomberg Eurodollar Bond Index, the Bloomberg Emerging Markets Aggregate USD Bond Index, and the non-ERISA portion of the Bloomberg U.S. CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the index. The only constituent of the index that includes floating-rate debt is the Bloomberg Emerging Markets Aggregate USD Bond Index.

ICE ® BofA ® BB-B US High Yield Constrained Index is a modified market capitalization-weighted index of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have an average rating (based on Moody's, S&P and Fitch) between BB1 and B3, inclusive. The country of risk of qualifying issuers must be an FX-G10 member, a Western European nation, or a territory of the US or a Western European nation. The FX-G10 includes all Euro members, the US, Japan, the UK, Canada, Australia, New Zealand, Switzerland, Norway and Sweden. In addition, qualifying securities must have at least one year remaining to final maturity, a fixed coupon schedule and at least $100 million in outstanding face value. Defaulted securities are excluded. The index contains all securities of the ICE ® BofA ® BB-B US High Yield Index but caps issuer exposure at 2%.

ICE ® BofA ® US All Capital Securities Index tracks the performance of fixed rate, US dollar denominated hybrid corporate and preferred securities publicly issued in the US domestic market. Qualifying securities must be rated by Moody's, S&P or Fitch. Floating rate coupon or dividend securities are excluded, but zero, step and rating-dependent coupons are included. Index constituents are market capitalization weighted. The index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month.

ICE ® U.S. All Capital Securities Constrained Custom Index is constructed so that no one issuer exceeds 4.5% of the index at the time of monthly rebalance. The index tracks the performance of fixed rate, U.S. dollar denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Qualifying securities must be rated by Moody's, S&P or Fitch. Floating rate coupon or dividend securities are excluded, but zero, step and rating-dependent coupons are included.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-FIDELITY. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-07319

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9887632.	HIE-PRO-1224

Fund	Ticker
Fidelity® Enhanced High Yield ETF	FDHY
Fidelity® Preferred Securities & Income ETF	FPFD

Fidelity® Enhanced High Yield ETF was formerly known as Fidelity® High Yield Factor ETF.

Funds of Fidelity Covington Trust

STATEMENT OF ADDITIONAL INFORMATION

Principal U.S. Listing Exchange: NYSE Arca, Inc. for Fidelity ®  Enhanced High Yield ETF and Cboe BZX Exchange, Inc. for Fidelity ® Preferred Securities & Income ETF

December 30, 2024

This Statement of Additional Information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report(s) are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated December 30, 2024, an annual report, or a free copy of a fund's proxy voting record, please call Fidelity at 1-800-FIDELITY or visit Fidelity's web site at www.fidelity.com.

For more information on any Fidelity ® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

245 Summer Street, Boston, MA 02210

HIE-PTB-1224

1.9887633.

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE FUND(S)
INVESTMENT POLICIES AND LIMITATIONS
EXCHANGE TRADED FUND RISKS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING AND SELLING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

GENERAL DESCRIPTION OF THE FUND(S)

Fidelity ® Enhanced High Yield ETF is a diversified actively-managed exchange-traded fund that seeks a high level of income and may also seek capital appreciation. Fidelity ® Preferred Securities & Income ETF is an actively-managed exchange-traded fund that seeks high total return through a combination of current income and capital appreciation.

  Each fund issues and redeems shares on a continuous basis at net asset value per share (NAV) in aggregations of a specified number of shares called "Creation Units." Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares' NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Fidelity ® Enhanced High Yield ETF:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For Fidelity ® Enhanced High Yield ETF:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For Fidelity ® Preferred Securities & Income ETF:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For Fidelity ® Enhanced High Yield ETF:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

For Fidelity ® Preferred Securities & Income ETF:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For Fidelity ® Preferred Securities & Income ETF:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For Fidelity ® Enhanced High Yield ETF:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For Fidelity ® Preferred Securities & Income ETF:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity ® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets and include such instruments as mortgage-backed securities and commercial mortgage-backed securities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Collateralized Loan Obligations (CLO) are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses. For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by a fund as illiquid securities, however an active dealer market may exist allowing them to qualify for Rule 144A transactions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity ® funds and other advisory clients only) shares of Fidelity ® Central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity ® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity ® fund's assets invested in the Central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity ® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Contingent Convertible Securities. Contingent convertible securities are securities typically issued by banking institutions that, under certain circumstances, may convert into common stock of the issuer or have their principal written down upon the occurrence of certain "triggers." The triggers are generally linked to regulatory capital thresholds and regulatory actions calling into question the issuing banking institution's continued viability as a going-concern. Contingent convertibles' unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Contingent convertibles may have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

Contingent convertibles will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the contingent convertibles against the issuer in respect of or arising under the terms of the contingent convertibles will generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the contingent convertibles are converted into the issuer's underlying equity securities following a conversion event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

The value of contingent convertibles is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; (ii) supply and demand for the contingent convertibles; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund's registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF's investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated NAV. ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Preferred Securities. The interest rates for floating rate preferred securities are adjusted periodically. The adjustment intervals may be regular or may be event-based, such as a change in the short-term interest rate. Floating rate preferred securities provide a certain degree of protection against rising interest rates, but the market value of preferred securities may fall if there is a lag between the rise in interest rates and the reset. The market value of preferred securities may fall in a declining interest rate environment as well.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds' Rights as Investors. Fidelity ® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

The policies and limitations regarding the funds' investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer's loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Hybrid Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding.

The risks of investing in hybrid securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid security. Hybrid securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid securities.

Hybrid or Trust Preferred Securities. Hybrid preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

Preferred securities may be issued by trusts, including trusts that are wholly-owned by a financial institution or other corporate entity (typically a bank holding company), or other special purpose entities created by an operating company, and are therefore not direct obligations of such companies. The financial institution creates the trust and owns the trust's common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon that is similar to interest rates available on debt securities of similarly rated issuers. Trust preferred securities often have long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights with respect to the trust and no voting rights with respect to the issuing entity. The market value of trust preferred securities may be more volatile than other types of debt securities. Trust preferred securities may be issued pursuant to Rule 144A under the Securities Act of 1933 (1933 Act) and subject to certain restrictions on resale. If the issuing entity defaults on its interest payments owed to the trust, the trust will not be able to make dividend payments to holders of its securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity ® fund's adviser classifies the liquidity of a fund's investments and monitors the extent of a fund's illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund's investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment's liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund's investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services' decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity ® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity ® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity ® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity ® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund's loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund's loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund's daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.

A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).

When engaging in direct lending, if permitted by its investment policies, a fund's performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.

For a Fidelity ® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity ® funds or other vehicles that may engage in such activities directly.

Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as "covenant-lite" loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower's operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower's financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Low or Negative Yielding Securities. During periods of very low or negative interest rates, a fund may be unable to maintain positive returns. Interest rates in the U.S. and many parts of the world, including Japan and some European countries, are at or near historically low levels. Japan and those European countries have, from time to time, experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk for the markets as a whole and for the funds. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance to the extent a fund is exposed to such interest rates.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Preferred Securities. Preferred securities include preferred stock, hybrid or trust preferred securities, fixed and floating rate preferred securities, listed and unlisted preferred securities, and preferred securities of all par values. Preferred securities may involve risks similar to those discussed above in "Hybrid Securities."

Preferred Stock. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity ® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity ® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions.

SEC Rule 18f-4.   In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the "rule"). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a "limited derivatives users" exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the "Delayed-Settlement Securities Provision"). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund's investments and cost of doing business, which could adversely affect investors.

Securities Lending. A Fidelity ® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity ® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

The Fidelity ® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund's adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund's Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies , including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

A fund's ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser's access to information regarding such underlying fund's portfolio may be limited and subject to such fund's policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the "de-SPAC Transaction"). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest's intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.

Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies. Fidelity ®  Enhanced High Yield ETF reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Fidelity ® Preferred Securities & Income ETF reserves the right to invest without limitation in high quality investment-grade debt instruments, U.S. Treasury Bonds and money market equivalents for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity ® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

In addition to other interbank offered rates (IBORs), the London Interbank Offered Rate (LIBOR), which was calculated based on the rate of interest offered on short-term interbank deposits, had historically been the most common benchmark rate for floating rate securities. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other IBORs were susceptible to manipulation. Replacement rates that have been identified include the Secured Overnight Financing Rate (SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of U.S. dollar overnight borrowings collateralized by treasuries) and the Sterling Overnight Index Average rate (SONIA, which is intended to replace pound sterling LIBOR and measures the overnight interest rate paid by banks in the sterling market). Markets are slowly developing in response to these new rates. As a result of the benchmark reforms, publication of all LIBOR settings has ceased. Although the transition process away from IBORs for most instruments has been completed, any potential effects of a transition away from the IBORs on a fund and the financial instruments in which it invests can be difficult to ascertain, and may depend on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts; (ii) the effect of new legislation relating to the discontinuation of LIBOR and the use of replacement rates, and (iii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Moreover, certain aspects of the transition from IBORs will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the IBOR transition could impact a fund. Such transition may result in a reduction in the value of IBOR-based (or formerly IBOR-based) instruments held by a fund, a reduction in the effectiveness of certain hedging transactions and increased illiquidity and volatility in markets that currently rely or previously relied on an IBOR to determine interest rates, any of which could adversely impact the fund's performance.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund's service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund's manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund's ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

EXCHANGE TRADED FUND RISKS

Continuous Offering.   The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Fidelity Distributors Company LLC (FDC), each fund's distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters," but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act . As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading.   Shares of each fund have been approved for listing and trading on an exchange. Each fund's shares trade on an exchange at prices that may differ to some degree from their NAV.

The listing exchange may remove each fund's shares from listing if (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund's shares; (ii) the listing exchange becomes aware that each fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable.

The listing exchange will remove each fund's shares from listing and trading upon termination of the trust.

There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund's shares will continue to be met.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that such a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of each fund's shares will be adversely affected if trading markets for each fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.

To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from the Adviser's policies, may apply to that fund, subject to applicable law.

The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute a fund's portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.

In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as "hard dollars").

Benefit to the Adviser. The Adviser's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser's or its affiliates' funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively "unbundles" commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as "soft dollars") to a CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator's proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

The Adviser's Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for a fund or the Adviser's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds' commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund's commissions.

Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser's and/or its affiliates' determination to pay for research products and services separately is wholly voluntary on the Adviser's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as "MiFID II", as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.

Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser's and its affiliates' policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.

FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.

Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.

If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year's research charges for those funds or rebated to those funds.

Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.

Commission Recapture

From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading LLC (formerly Luminex Trading & Analytics LLC) (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.

In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.

The Trustees of each fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity ® funds, investment decisions for each fund are made independently from those of other Fidelity ® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The following table shows each fund's portfolio turnover rate for the fiscal period(s) ended August 31, 2024. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser's investment outlook.

[Information to be provided in a subsequent amendment.]

[During the fiscal year ended August 31, 2024, the following fund(s) held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended August 31, 2024.]

[Information to be provided in a subsequent amendment.]

[For the fiscal year(s) ended August 31, 2024, each fund paid no brokerage commissions.][The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended August 31, 2024. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of a fund's average net assets.]

[Information to be provided in a subsequent amendment.]

[The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the past three fiscal years. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which a fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended 2024. Affiliated brokers are paid on a commission basis.]

[Information to be provided in a subsequent amendment.]

[During the fiscal year ended August 31, 2024, each fund paid no brokerage commissions to firms for providing research or brokerage services.]

[The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended August 31, 2024.]

[Information to be provided in a subsequent amendment.]

[During the twelve-month period ended June 30, 2024, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.]

[The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended June 30, 2024.]

[Information to be provided in a subsequent amendment.]

VALUATION

The NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by a fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day's NAV nor the current day's NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.

The Board of Trustees has designated each fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.

Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund's adviser through the Committee engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of regular trading on the listing exchange or the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Each fund's adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING AND SELLING INFORMATION

Book-Entry Only System . The Depository Trust Company (DTC) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC participants.

The trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units. The trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through FDC, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A "Business Day" with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year's Day, Martin Luther King, Jr. Day (U.S.), President's Day (Washington's Birthday) (U.S.), Good Friday, Memorial Day (U.S.), Juneteenth (U.S.), Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an "Authorized Participant" which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units ("Participant Agreement"). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit. The consideration for purchase of a Creation Unit consists of an in-kind deposit of a designated portfolio of securities (Deposit Securities) designated by a fund together with a deposit of a specified cash payment (Cash Component) computed as described herein or, alternatively, a specified all-cash payment (Cash Deposit). Together, the Deposit Securities and the Cash Component or, alternatively, the Cash Deposit, constitute the "Portfolio Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each fund may determine, upon receiving a purchase order from an Authorized Participant, to accept a basket of securities or cash that differs from Deposit Securities or to permit the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security. In cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at FMR's discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund's acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but FMR may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. The adjustments described above will reflect changes, known to FMR on the date of the announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the fund's holdings or resulting from certain corporate actions.

Procedures for Creation Unit Purchases. All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by FDC or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the Closing Time) or at an earlier time set forth in the Participant Agreement or otherwise provided to all Authorized Participants on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to FDC pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach FDC or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to FDC or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate and municipal securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund's custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund's custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by FDC on the Transmittal Date if (i) such order is received by FDC or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund's custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to FDC, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund.

FDC or its agent will inform the transfer agent, FMR and each fund's custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate subcustodian. The custodian will cause the subcustodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a cash purchase or "cash in lieu" amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. FDC or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, FDC and FMR will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) 115% of the market value of the undelivered Deposit Securities (Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund's custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by FDC plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to each fund for any shortfall between the cost to each fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by FDC or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders. Each fund reserves the right to reject a purchase order transmitted to it by FDC in certain circumstances, including but not limited to (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; or (iv) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, FMR, FDC, DTC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and FDC have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. FDC or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. Each fund, the transfer agent, and FDC are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units . Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund generally will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit may consist of a portfolio of securities (Fund Securities) - as announced by FMR, or its agent, on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (Cash Redemption Amount), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund's custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the DTC Cut-Off-Time); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred within prescribed settlement periods but may take up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to FDC, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange (or the NYSE if the listing exchange is not open that day) on the date such redemption request is submitted, FDC will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115% of the value of the missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities and specified cash payment (the "Balancing Amount") underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares, Deposit Securities or Balancing Amount and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Fidelity Service Company, Inc. (FSC) according to the procedures set forth in the section entitled "Valuation" computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund's custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by FSC on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to FDC by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

Each fund may in its discretion exercise its option to redeem shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund's brokerage and other transaction costs associated with the disposition of Fund Securities). In addition, each fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the Fund Securities.

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within prescribed settlement periods. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Creation/Redemption Transaction Fees . The funds may impose a "Transaction Fee" on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by FMR to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. For cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the funds of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of cash and/or in-kind securities, the standard fee applies to in-kind purchases and redemptions of creation units and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed on cash transactions. Each fund reserves the right to not impose the standard or additional transaction fee or to vary the amount of the transaction fee, up to the maximum listed below, depending on the materiality of the fund's actual transaction costs incurred or where FDC believes that not imposing or varying the transaction fee would be in the fund's interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. To the extent the fund cannot recoup the amount of transaction costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those transaction costs will be borne by the fund's remaining shareholders and negatively affect the fund's performance. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Deposit Securities or Fund Securities to/from each fund to/from their account or on their order. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the Transaction Fees, including the maximum amount of the additional transaction fee charged by the funds.

The following table shows, as of August 31, 2024, standard transaction fees and maximum additional transaction fees for creations and redemptions.

Name of Fund	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Fidelity ® Enhanced High Yield ETF	$500	5.0%	2.0%
Fidelity ® Preferred Securities & Income ETF	$500	5.0%	2.0%

* As a percentage of the cash amount invested or redeemed.

DISTRIBUTIONS AND TAXES

Dividends . Because Fidelity ® Enhanced High Yield ETF's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals. Short-term capital gains are taxable at ordinary income tax rates.

A portion of Fidelity ® Preferred Securities & Income ETF's income may qualify for the dividends-received deduction available to corporate shareholders. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

For each fund, distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Sales of Listed Shares. Gain or loss that is recognized on the sale of exchange-listed shares generally will be characterized as long-term capital gain or loss for shares that have been held for more than one year and as short-term capital gain or loss for shares that have been held for one year or less.

Purchase of Creation Units. The purchase of Creation Units generally will be a taxable event for the person who transfers securities in exchange for Creation Units but generally will not be a taxable event for a fund. The transferor will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the Creation Units (which may differ from their NAV) and any Balancing Amount that is received and (b) the sum of the transferor's basis in the transferred securities, transaction fees and any Balancing Amount that is paid. The purchase of Creation Units may trigger application of the wash sale rules for federal tax purposes.

Redemption of Creation Units. The redemption of Creation Units generally will be a taxable event for the person who receives securities in exchange for Creation Units but generally will not be a taxable event for a fund. The recipient will recognize gain or loss equal to the difference between (a) the sum of the fair market value of the securities and any Cash Redemption Amount that is received and (b) the sum of the basis of the Creation Unit shares, transaction fees and any Cash Redemption Amount that is paid. The redemption of Creation Units may be treated as a wash sale for federal tax purposes.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. Because each fund does not currently anticipate that securities of foreign issuers or underlying regulated investment companies will constitute more than 50% of its total assets at the end of its fiscal year, or fiscal quarter, respectively, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 324 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Year of Election or Appointment: 2023

Trustee

Mr. Advani also serves as Trustee of other Fidelity ® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity ® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member of the Board of United Way of New York (2007-present). Mr. Donahue previously served as Co-Chairman of the Board of United Way of New York (2016-2024), a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee, Compensation Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).

Karen B. Peetz (1955)

Year of Election or Appointment: 2024

Trustee

Ms. Peetz also serves as Trustee of other Fidelity ® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity ® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions) and as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2013

Trustee

Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations+

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke was Head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Nicole Macarchuk (1968)

Year of Election or Appointment: 2024

Secretary and Chief Legal Officer (CLO)

Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert, LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert, LLP Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Joyce Todisco (1983)

Year of Election or Appointment: 2024

Assistant Treasurer

Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

+ The information includes principal occupation during the last five years.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund's proxy voting policies, considers changes to the policies, and reviews the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' independent auditors, and with the funds' CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds' service providers; (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board's consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers' internal control over financial reporting. The committee will also review periodically the funds' major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds' service providers' internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function.

During the fiscal year ended August 31, 2024, each committee held the number of meetings shown in the table below:

[Information to be provided in a subsequent amendment.]

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2023. (The information is as of May 31, 2024 for Ms. Peetz, Trustee as of July 16, 2024.)

Interested Trustees

DOLLAR RANGE OF FUND SHARES	BETTINA DOULTON	ROBERT A LAWRENCE
Fidelity® Enhanced High Yield ETF	none	none
Fidelity® Preferred Securities & Income ETF	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Fidelity® Enhanced High Yield ETF	none	none	none	none
Fidelity® Preferred Securities & Income ETF	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Fidelity® Enhanced High Yield ETF	none	none	none	none
Fidelity® Preferred Securities & Income ETF	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Fidelity® Enhanced High Yield ETF	none	none	none
Fidelity® Preferred Securities & Income ETF	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended August 31, 2024, or calendar year ended December 31, 2023, as applicable.

[Information to be provided in a subsequent amendment.]

[As of [_______], the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares, with respect to each fund.]

[As of [_______], the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than [__]% of the fund's total outstanding shares.]

[As of [___], the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, [_]% of each fund's total outstanding shares.]

[As of [_______], the following owned of record and/or beneficially 5% or more of the outstanding shares:]

[Information to be provided in a subsequent amendment.]

[As of [_______], the following owned of record and/or beneficially 25% or more of the outstanding shares:]

[Information to be provided in a subsequent amendment.]

[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of a fund's management contract, FMR, either itself or through an affiliate, is responsible for payment of all operating expenses of the fund with limited exceptions. Specific expenses payable by FMR include legal expenses, fees of the custodian, auditor, and interested Trustees, a fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. FMR also pays all fees associated with the transfer agency services and pricing and bookkeeping services agreements.

FMR pays all other expenses of a fund with the following exceptions: expenses for typesetting, printing, and mailing proxy materials to shareholders, all other expenses incidental to holding meetings of a fund's shareholders (including proxy solicitation), fees and expenses of the Independent Trustees, interest, taxes, and such non-recurring and/or extraordinary expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. A fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with a fund's securities lending program, if applicable.

Management Fees.

For the services of FMR under each management contract, Fidelity® Enhanced High Yield ETF and Fidelity® Preferred Securities & Income ETF each pays FMR a monthly management fee at the annual rate of 0.35% and 0.59%, respectively, of the fund's average net assets throughout the month. Effective October 1, 2024, Fidelity® Enhanced High Yield ETF's annual management fee rate has been reduced from 0.45% to 0.35% of its average net assets.

The following table shows the amount of management fees paid by a fund for the fiscal year(s) ended August 31, 2024, 2023, and 2022 to its current manager and prior affiliated manager(s), if any, and the amount of credits reducing management fees.

[Information to be provided in a subsequent amendment.]

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.

On behalf of each fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).

On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR UK.

Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

FMR, and not the fund, pays the sub-advisers.

[Portfolio Manager holdings and compensation information to be filed by subsequent amendment.]

PROXY VOTING GUIDELINES

Fidelity Proxy Voting Guidelines

I. Introduction

These guidelines are intended to help Fidelity's customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers' and fund shareholders' long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds' investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company's approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II. Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help ensure accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders' rights. The following general guidelines are intended to reflect these proxy voting principles.

A. Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.

Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1. The board is not composed of a majority of independent directors.

2. The board's audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3. There is no gender diversity on the board, or if a board of ten or more members has fewer than two gender diverse directors.

4. There are no racially or ethnically diverse directors on the board.

5. The director is a public company CEO who sits on more than two unaffiliated public company boards.

6. The director, other than a CEO, sits on more than five unaffiliated public company boards.

7. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent

1. Former CEOs.

2. Company founders.

3. Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1. The company made a commitment to modify a proposal or practice to conform to these guidelines, and failed to act on that commitment.

2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B. Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds' assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1. Management's track record and strategic plan for enhancing shareholder value;

2. The long-term performance of the company compared to its industry peers; and

3. The qualifications of the shareholder's and management's nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C. Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D. Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board's adoption of a classified board structure and support declassification of existing boards.

E. Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F. Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company's board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G. Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company's proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company's shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H. Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III. Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A. Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate ("burn rate") considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2. Re-pricing: An "out-of-the-money" (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B. Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing "best practices" in that market) of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's stock.

IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

- The alignment of executive compensation and company performance relative to peers; and

- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A. Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1.The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a)The alignment of executive compensation and company performance relative to peers; and

b)The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2. The company has not adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation.

3. Within the last year, and without shareholder approval, a company's board of directors or compensation committee has either:

a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b) Adopted or extended a golden parachute.

B. Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as "golden parachutes." Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V. Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company if our research has demonstrated an issue is financially material to that company and the investing funds' investment objectives and strategies.

Fidelity generally considers management's recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

•Address a topic that our research has identified as financially material;

•Provide disclosure of new or additional information to investors without being overly prescriptive;

•Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company's processes and governance of the topic in question; and

•Are realistic or practical for the company to comply with.

VI. Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision.

Anti-takeover provisions include:

- classified boards;

- "blank check" preferred stock (whose terms and conditions may be expressly determined by the company's board, for example, with differential voting rights);

- golden parachutes;

- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

- poison pills;

- provisions restricting the right to call special meetings;

- provisions restricting the right of shareholders to set board size; and

- any other provision that eliminates or limits shareholder rights.

A. Shareholders Rights Plans ("poison pills")

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2. Is integral to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B. Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders' right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C. Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders' right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D. Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII. Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

- All of the poison pill's features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII. Capital Structure and Incorporation

These guidelines are designed to protect shareholders' value in the companies in which the Fidelity funds invest. To the extent a company's management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A. Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company's authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT's authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B. Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C. Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX. Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as "echo voting"). Fidelity may not vote if "echo voting" is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund's Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X. Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI. Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity's fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies' business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII. Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Glossary

  Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.

                    - For a large-capitalization company, burn rate higher than 1.5%.

                    - For a small-capitalization company, burn rate higher than 2.5%.

             - For a micro-capitalization company, burn rate higher than 3.5%.

  Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
  Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.
  Micro-capitalization company means a company with market capitalization under US $300 million.
  Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer's ownership and value in the event of a takeover.
  Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov. To request a free copy of a fund's proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

A fund's distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered.

Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).

The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.

The Plans, as approved by the Trustees, allow shares of the funds and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

The Plan adopted for each fund or class, as applicable, is described in the prospectus.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.

While each fund will not make direct payments for distribution or shareholder support services, each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services.

Currently, the Board of Trustees has authorized such payments for shares of each fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.

In particular, the Trustees noted that each Plan does not authorize payments by shares of a fund other than those made to FMR under its management contract with the fund.

To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.

Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

FDC may also enter into agreements with securities dealers who will solicit purchases of Creation Units. Such securities dealers may also be Authorized Participants, DTC Participants, and or investor services organizations.

TRANSFER AND SERVICE AGENT SERVICES

Each fund has entered into a transfer agency and service agreement with State Street Bank and Trust Company (State Street), which is located at One Heritage Drive, Floor 1, North Quincy, Massachusetts, 02171. Under the terms of the agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend and disbursing agent.

Each fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), which is located at 245 Summer Street, Boston, Massachusetts, 02210. Under the terms of the agreement, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program, if applicable.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

FMR bears the cost of services under these agreements under the terms of its management contract with each fund.

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for each fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund's custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended August 31, 2024, are shown in the following table:

[Information to be provided in a subsequent amendment.]

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization.

Fidelity® Enhanced High Yield ETF is a fund of Fidelity Covington Trust, an open-end management investment company created under an initial declaration of trust dated May 10, 1995.

Fidelity® Preferred Securities & Income ETF is a fund of Fidelity Covington Trust, an open-end management investment company created under an initial declaration of trust dated May 10, 1995.

On October 10, 2024, Fidelity® Enhanced High Yield ETF changed its name from Fidelity® High Yield Factor ETF to Fidelity® Enhanced High Yield ETF.

The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian(s).

State Street Bank and Trust Company, One Congress Street, Boston, Massachusetts, is custodian of the assets of the funds.

The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

From time to time, subject to approval by a fund's Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm.

[_______________], independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

On each Business Day, before the opening of regular trading on the listing exchange, each fund will provide a full list of holdings daily on www.fidelity.com.

Daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of each fund may be provided as frequently as daily to each fund's service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided through fee-based services; to subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of a fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of a fund's portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of a fund.

FMR's Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity ® fund prior to such fund's public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity ® fund's portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity ® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended August 31, 2024, and report of the independent registered public accounting firm, are included in each fund's annual report and are incorporated herein by reference.

Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so.

Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

Fidelity Covington Trust
Post-Effective Amendment No. 127

PART C. OTHER INFORMATION

Item 28.

Exhibits

(a)

Amended and Restated Declaration of Trust, dated July 16, 2013, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9.

(b)

  Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(c)

Not applicable.

(d)

(1)

Management Contract, dated March 11, 2020, between Fidelity Blue Chip Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 91.

(2)

Management Contract, dated March 11, 2020, between Fidelity Blue Chip Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 91.

(3)

Management Contract, dated July 21, 2021, between Fidelity Clean Energy ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 89.

(4)

Management Contract, dated July 21, 2021, between Fidelity Cloud Computing ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 89.

(5)

Management Contract, dated January 19, 2022, between Fidelity Crypto Industry and Digital Payments ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 98.

(6)

Management Contract, dated July 21, 2021, between Fidelity Digital Health ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 89.

(7)

Management Contract, dated November 16, 2022, between Fidelity Disruptive Automation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 105.

(8)

Management Contract, dated November 16, 2022, between Fidelity Disruptive Communications ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 105.

(9)

Management Contract, dated November 16, 2022, between Fidelity Disruptive Finance ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 105.

(10)

Management Contract, dated November 16, 2022, between Fidelity Disruptive Medicine ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 105.

(11)

Management Contract, dated November 16, 2022, between Fidelity Disruptive Technology ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 105.

(12)

Management Contract, dated January 18, 2023, between Fidelity Disruptors ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 105.

(13)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Dividend ETF for Rising Rates and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 113.

(14)

Management Contract, dated July 21, 2021, between Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 89.

(15)

Management Contract between Fidelity Enhanced Emerging Markets ETF and Fidelity Management & Research Company LLC is to be filed by subsequent amendment.

(16)

Amended and Restated Management Contract, dated October 1, 2024, between Fidelity Enhanced High Yield ETF and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(16).

(17)

Management Contract, dated June 14, 2023, between Fidelity Enhanced International ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 109.

(18)

Management Contract, dated June 14, 2023, between Fidelity Enhanced Large Cap Core ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 109.

(19)

Management Contract, dated June 14, 2023, between Fidelity Enhanced Large Cap Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 109.

(20)

Management Contract, dated June 14,2023, between Fidelity Enhanced Large Cap Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 109.

(21)

Management Contract, dated June 14, 2023, between Fidelity Enhanced Mid Cap ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 109.

(22)

Management Contract, dated June 14,2023, between Fidelity Enhanced Small Cap ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 109.

(23)

Management Contract between Fidelity Enhanced U.S. All-Cap Equity ETF and Fidelity Management & Research Company LLC is to be filed by subsequent amendment.

(24)

Management Contract between Fidelity Fundamental Developed International ETF and Fidelity Management & Research Company LLC is to be filed by subsequent amendment.

(25)

  Management Contract between Fidelity Fundamental Emerging Markets ETF and Fidelity Management & Research Company LLC is to be filed by subsequent amendment.

(26)

  Management Contract between Fidelity Fundamental Global ex-U.S. ETF and Fidelity Management & Research Company LLC is to be filed by subsequent amendment.

(27)

Management Contract, dated November 15,2023, between Fidelity Fundamental Large Cap Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 116.

(28)

Amended and Restated Management Contract, dated February 26, 2024, between Fidelity Fundamental Large Cap Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 117.

(29)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity High Dividend ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 113.

(30)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity International High Dividend ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 113.

(31)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity International Value Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 113.

(32)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Low Volatility Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 113.

(33)

Management Contract, dated November 18, 2020, between Fidelity Magellan ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 91.

(34)

Management Contract, dated January 19, 2022, between Fidelity Metaverse ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 98.

(35)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Momentum Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 113.

(36)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Consumer Discretionary Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 59.

(37)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Consumer Staples Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 59.

(38)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Energy Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 59.

(39)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Financials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 59.

(40)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Health Care Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 59.

(41)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Industrials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 59.

(42)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Information Technology Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 59.

(43)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Materials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 59.

(44)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Real Estate Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 59.

(45)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Communication Services Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 59.

(46)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Utilities Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 59.

(47)

Amended and Restated Management Contract, dated February 26, 2024, between Fidelity Fundamental Large Cap Core ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 117.

(48)

Management Contract, dated May 19, 2021, between Fidelity Preferred Securities & Income ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 86.

(49)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Quality Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 113.

(50)

Management Contract, dated November 18, 2020, between Fidelity Real Estate Investment ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 91.

(51)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Small-Mid Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 113.

(52)

Amended and Restated Management Contract, dated February 26, 2024, between Fidelity Fundamental Small-Mid Cap ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 117.

(53)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Stocks for Inflation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 113.

(54)

Management Contract, dated March 10, 2021, between Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 86.

(55)

Management Contract, dated January 19, 2022, between Fidelity Sustainable High Yield ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 95.

(56)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Emerging Markets Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 113.

(57)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity International Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(52) of Post Effective Amendment No. 113.

(58)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity U.S. Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 113.

(59)

Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Value Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 113.

(60)

Management Contract, dated March 10, 2021, between Fidelity Women's Leadership ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 86.

(61)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (d)(9) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(62)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (d)(10) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(63)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF and Fidelity Fundamental Large Cap Value ETF is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(64)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, and Fidelity Fundamental Large Cap Value ETF, is incorporated herein by reference to Exhibit (d)(22) Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 266.

(65)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Enhanced High Yield ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 119.

(66)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Enhanced High Yield ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is filed herein as Exhibit (d)(66).

(67)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (d)(15) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(68)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (d)(16) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(69)

 Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Fundamental Developed International ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street’s (File No. 002-58542) Post-Effective Amendment No. 221.

(70)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF, is filed herein as Exhibit (d)(70).

(71)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (d)(21) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(72)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (d)(22) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(73)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF,  Fidelity Fundamental Developed International ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF ,Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(74)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF, is filed herein as Exhibit (d)(74).

(75)

Second Amended and Restated Investment Sub-Advisory and ETF Services Agreement, dated January 1, 2020, among BlackRock Fund Advisors, Fidelity Management & Research Company LLC, and Fidelity Covington Trust, on behalf of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 81.

(76)

Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Clean Energy ETF, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 89.

(77)

Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Cloud Computing ETF, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 89.

(78)

Sub-Advisory Agreement, dated January 19, 2022, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Crypto Industry and Digital Payments ETF, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 98.

(79)

Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Digital Health ETF, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 89.

(80)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 91.

(81)

Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Electric Vehicles and Future Transportation ETF, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 89.

(82)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 91.

(83)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 91.

(84)

Sub-Advisory Agreement, dated January 19, 2022, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Metaverse ETF, is incorporated  herein by reference to Exhibit (d)(64) of Post-Effective Amendment No.98.

(85)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 91.

(86)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Stocks for Inflation ETF, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 91.

(87)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF), is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 91.

(88)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF), is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 91.

(89)

Sub-Advisory Agreement, dated January 31, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity U.S. Multifactor ETF, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 91.

(e)

(1)

General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Growth ETF is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 67.

(2)

General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Value ETF is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 67.

(3)

General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Clean Energy ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 89.

(4)

General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Cloud Computing ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 89.

(5)

General Distribution Agreement, dated January 19, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Crypto Industry and Digital Payments ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 98.

(6)

General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Digital Health ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 89.

              (7)      General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Automation ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 105.

              (8)       General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Communications ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 105.

              (9)      General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Finance ETF, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 105.

             (10)     General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Medicine ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 105.

             (11)     General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Technology ETF, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 105.

              (12)     General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptors ETF, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 105.

(13)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Dividend ETF for Rising Rates, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 59.

(14)

General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Electric Vehicles and Future Transportation ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 89.

              (15)    General Distribution Agreement between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Emerging Markets ETF is to be filed by subsequent amendment.

              (16)     General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced International ETF, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 109.

              (17)     General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Large Cap Core ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 109.

              (18)     General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Large Cap Growth ETF, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 109.

              (19)    General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Large Cap Value ETF, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 109.

             (20)     General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Mid Cap ETF, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 109.

              (21)    General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Small Cap ETF, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 109.

               (22)   General Distribution Agreement between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced U.S. All-Cap Equity ETF is to be filed by subsequent amendment.

(23)

General Distribution Agreement between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Developed International ETF is to be filed by subsequent amendment.

(24)

General Distribution Agreement between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Emerging Markets ETF is to be filed by subsequent amendment.

(25)

General Distribution Agreement between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Global ex-U.S. ETF is to be filed by subsequent amendment.

              (26)    General Distribution Agreement, dated November 15, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Large Cap Value ETF, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 116.

(27)

General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Large Cap Growth ETF (Formerly Fidelity Growth Opportunities ETF), is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 81.

(28)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity High Dividend ETF, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 59.

(29)

Amended and Restated General Distribution, dated January 1, 2020, Agreement between Fidelity Covington and Fidelity Distributors Company LLC, on behalf of Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 59.

(30)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 59.

(31)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 59.

(32)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low Volatility Factor ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 59.

(33)

General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Magellan ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 81.

(34)

General Distribution Agreement, dated January 19, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Metaverse ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 98.

(35)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Momentum Factor ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 59.

(36)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Consumer Discretionary Index ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 59.

(37)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Consumer Staples Index ETF, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 59.

(38)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Energy Index ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 59.

(39)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Financials Index ETF, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 59.

(40)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Health Care Index ETF, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 59.

(41)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Industrials Index ETF, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 59.

(42)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Information Technology Index ETF, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 59.

(43)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Materials Index ETF, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 59.

(44)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Real Estate Index ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 59.

(45)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Communication Services Index ETF, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 59.

(46)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 59.

(47)

General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Large Cap Core ETF (Formerly Fidelity New Millennium ETF) is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 67.

(48)

General Distribution Agreement, dated May 19, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Preferred Securities & Income ETF, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 86.

(49)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Quality Factor ETF, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 59.

(50)

General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Investment ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 81.

(51)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 59.

(52)

General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small-Mid Cap Opportunities ETF (currently known as Fidelity Fundamental Small-Mid Cap ETF), is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 81.

(53)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Stocks for Inflation ETF, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 59.

(54)

General Distribution Agreement, dated March 10, 2021 between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF), is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 86.

(55)

General Distribution Agreement, dated October 20, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable High Yield ETF, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 95.

(56)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF), is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 59.

(57)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF), is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 59.

(58)

General Distribution Agreement, dated January 15, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity U.S. Multifactor ETF, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 67.

(59)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 59.

(60)

General Distribution Agreement, dated March 10, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Women’s Leadership ETF, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 86.

             (61)     Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

            (62)      Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(f)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(g)

(1)

Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF, Fidelity Value Factor ETF, and Fidelity Women's Leadership ETF is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

               (2)      Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced U.S. All-Cap Equity ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Global ex-U.S. ETF, and Fidelity Fundamental Emerging Markets ETF, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(3)

Amendment, dated March 20, 2024, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF, Fidelity Value Factor ETF, and Fidelity Women's Leadership ETF, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 119.

(4)

Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF, Fidelity Value Factor ETF, and Fidelity Women's Leadership ETF, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 11.

(5)

Amendment, dated April 4, 2024, to the Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF, Fidelity Value Factor ETF, and Fidelity Women's Leadership ETF, is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 119.

(6)

Transfer Agency and Service Agreement, between Brown Brothers Harriman & Company and Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced U.S. All-Cap Equity ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Global ex-U.S. ETF, and Fidelity Fundamental Emerging Markets ETF, is to be filed by subsequent amendment.

(7)

Side Letter, dated October 11, 2013, to the Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF, Fidelity Value Factor ETF, and Fidelity Women's Leadership ETF is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 11.

(8)

Amendment, dated March 20, 2024, to the Side Letter to the Custodian Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity Sustainable U.S. Equity ETF, Fidelity U.S. Multifactor ETF, Fidelity Value Factor ETF, and Fidelity Women's Leadership ETF, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 119.

(9)

Sub-Administration Agreement, effective as of October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 11.

(10)

Amendment, dated November 14, 2022, to the Sub-Administration Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 113.

(h)         (1)

Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 119.

(2)

Securities Lending Agency Agreement, dated April 1, 2019, between National Financial Services LLC and Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Enhanced U.S. All-Cap Equity ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), and Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (h)(1) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 172.

(3)

Form of Fund of Funds Investment Agreement (Acquiring Fund) is incorporated herein by reference to Exhibit (h)(5) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(4)

Form of Fund of Funds Investment Agreement (Acquired Fund) is incorporated herein by reference to Exhibit (h)(6) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(5)

Form of Fund of Funds Investment Agreement (Acquired ETFs) is incorporated herein by reference to Exhibit (h)(6) of Fidelity Covington Trust’s (File No. 033‑60973) Post-Effective Amendment No. 98.

(i)

            To be filed by subsequent amendment.

(j)

To be filed by subsequent amendment.

(k)

Not applicable.

(l)

Not applicable.

(m)

(1)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth ETF: Fidelity Blue Chip Growth ETF is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 67.

(2)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value ETF: Fidelity Blue Chip Value ETF is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 67.

(3)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Clean Energy ETF is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 89.

(4)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Cloud Computing ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 89.

(5)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Crypto Industry and Digital Payments ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 98.

(6)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Digital Health ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 89.

           (7)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Automation ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 105.

           (8)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Communications ETF is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 105.

           (9)          Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Finance ETF is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 105.

          (10)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Medicine ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 105.

          (11)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Technology ETF is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 105.

          (12)        Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptors ETF is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 105.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend ETF for Rising Rates is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 59.

(14)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Electric Vehicles and Future Transportation ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 89.

          (15)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Emerging Markets ETF is to be filed by subsequent amendment.

           (16)       Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced International ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 109.

          (17)        Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Large Cap Core ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 109.

          (18)       Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Large Cap Growth ETF is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 109.

          (19)        Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Large Cap Value ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 109.

         (20)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Mid Cap ETF is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 109.

          (21)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Small Cap ETF is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 109.

          (22)         Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced U.S. All-Cap Equity ETF is to be filed by subsequent amendment.

           (23)       Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Developed International ETF is to be filed by subsequent amendment.

           (24)       Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Emerging Markets ETF is to be filed by subsequent amendment.

           (25)       Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Global ex-U.S. ETF is to be filed by subsequent amendment.

           (26)       Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Large Cap Value ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 116.

(27)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Large Cap Growth ETF (Formerly Fidelity Growth Opportunities ETF) is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 81.

(28)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Dividend ETF is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59.

(29)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 59.

(30)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International High Dividend ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 59.

(31)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Factor ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 59.

(32)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low Volatility Factor ETF is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 59.

(33)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Magellan ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 81.

(34)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Metaverse ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 98.

(35)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Momentum Factor ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 59.

(36)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Discretionary Index ETF is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 59.

(37)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Staples Index ETF is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 59.

(38)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Energy Index ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 59.

(39)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Financials Index ETF is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 59.

(40)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Health Care Index ETF is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 59.

(41)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Industrials Index ETF is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 59.

(42)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Information Technology Index ETF is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 59.

(43)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Materials Index ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 59.

(44)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Real Estate Index ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 59.

(45)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Communication Services Index ETF is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 59.

(46)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Utilities Index ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 59.

(47)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Large Cap Core ETF (Formerly Fidelity New Millennium ETF: Fidelity New Millennium ETF) is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 67.

(48)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Preferred Securities & Income ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 86.

(49)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 81.

(50)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Quality Factor ETF is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 59.

(51)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Cap Opportunities ETF (currently known as Fidelity Fundamental Small-Mid Cap ETF) is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 81.

(52)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF) is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 59.

(53)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stocks for Inflation ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 59.

(54)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability U.S. Equity ETF (currently known as Fidelity Sustainable U.S. Equity ETF) is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 86.

(55)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 95.

(56)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF) is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 59.

(57)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF) is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 59.

(58)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Multifactor ETF is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 67.

(59)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 59.

(60)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Women’s Leadership ETF is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 86.

(n)

Not applicable.

(p)

(1)

The 2024 Code of Ethics, adopted by each fund, Fidelity Management & Research Company LLC, Fidelity Service Company, Inc, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FMR Investment Management (UK) Limited, and Fidelity Distributors Company LLC pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 576.

(2)

Code of Ethics, dated February 2024, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 576.

(3)

Code of Ethics, dated December 7, 2021, adopted by BlackRock Fund Advisors pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(3) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 98.

Item 29.

Persons Controlled by or under Common Control with the Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company LLC, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30.

Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.

Business and Other Connections of Investment Adviser(s)

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY LLC (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson

Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR LLC; Chief Executive Officer, Chairman and Director of Fidelity Management & Research Company LLC.  Previously served as Chairman of the Board and Director FMRC.

Peter S. Lynch	Vice Chairman and Director of Fidelity Management & Research Company LLC and a member of the Advisory Board of funds advised by FMR. Previously served as Vice Chairman and Director of FMRC.
Cynthia Lo Bessette

Senior Vice President of Fidelity Management & Research Company LLC; Secretary Fidelity Diversifying Solutions LLC (2022); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC; Secretary SelectCo, LLC and FIMM; Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC; and Chief Legal Officer of FMR H.K, FMR Japan and FMR Investment Management (UK) Limited.

Christopher Rimmer

Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited. Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Lisa D. Krieser

Assistant Secretary Fidelity Management & Research Company LLC and Fidelity Distributors Company LLC; Secretary FMR Capital, Inc, Strategic Advisers LLC (2022), FIIOC, and Fidelity Service Company Inc..

Bart Grenier	President of Fidelity Management & Research Company LLC and Director of Strategic Advisers LLC (2024).
Michael Shulman

Assistant Treasurer Fidelity Distributors Company LLC (FDC) (2022), Fidelity Diversifying Solutions LLC (2022), FIMM (2022), Fidelity Management & Research Company LLC (2023), FMR LLC (2023), FMR Capital, Inc. (2023), Strategic Advisers LLC (2023), FIIOC, and Fidelity Service Company, Inc.; Executive Vice President, Tax of FMR LLC (2023).

Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Jason Pogorelec	Compliance Officer of Fidelity Management & Research Company LLC (2023).
Nicole Macarchuk	Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

(2) FIDELITY SERVICE COMPANY, INC.

Fidelity Service Company, Inc. serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

John J. Burke	Executive Vice President - Shareholder Division FIIOC; President Fidelity Service Company, Inc.; Director FIIOC and Fidelity Service Company, Inc..
Ronald DePoalo	Director FIIOC and Fidelity Service Company, Inc..
Robert Adams	President - Shareholder Division of FIIOC; Chief Operating Officer of FDC.
Eric Bocan	Chief Risk Officer - Shareholder Division FIIOC; Senior Vice President Fidelity Service Company, Inc.
Kenneth B. Robins	Senior Vice President.
John Slyconish

Assistant Treasurer of FDS (2023) and FIIOC; Treasurer Fidelity Distributors Company LLC (FDC) (2023), FMR LLC (2023), FIMM (2024), FMR Capital, Inc. (2023), and Fidelity Service Company, Inc; Director FMR Capital, Inc. (2023).

Michael Shulman

Assistant Treasurer Fidelity Distributors Company LLC (FDC) (2022), Fidelity Diversifying Solutions LLC (2022), FIMM (2022), Fidelity Management & Research Company LLC (2023), FMR LLC (2023), FMR Capital, Inc. (2023), Strategic Advisers LLC (2023), FIIOC, and Fidelity Service Company, Inc.; Executive Vice President, Tax of FMR LLC (2023).

Lisa D. Krieser

Assistant Secretary Fidelity Management & Research Company LLC and Fidelity Distributors Company LLC; Secretary FMR Capital, Inc, Strategic Advisers LLC (2022), FIIOC, and Fidelity Service Company Inc..

Brian C. McLain	Assistant Secretary Strategic Advisers LLC, FIIOC, and Fidelity Service Company, Inc. Previously served as Assistant Secretary of Fidelity Distributors Corporation (FDC).
Maharaj Thankam	Chief Information Officer.

(3) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Sharon Yau Lecornu	Chief Executive Officer of FMR H.K., Executive Director of FMR H.K., Director of Investment Services – Asia, and Director of FMR H.K.
William Francis Shanley III	Director of FMR Japan and FMR H.K.
James Lenton	Director of FMR H.K. (2023).
Adrian James Tyerman	Compliance Officer FMR H.K. and FMR UK, Anti-Money Laundering Compliance Officer of FMR Investment Management (UK) Limited.
Christopher Rimmer

Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited. Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Nicole Macarchuk	Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

 (4) FIDELITY MANAGEMENT & RESEARCH (JAPAN) LIMITED (FMR JAPAN)

FMR Japan provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Timothy M. Cohen	Director of FMR Japan; Executive Vice President SelectCo, LLC.
Nathaniel Norr Salter	Director of FMR Japan (2023).
Rieko Hirai	Director of FMR Japan.
Kan Man Wong	Director of FMR Japan.
Kirk Roland Neureiter	Director of FMR Japan.
William Francis Shanley III	Director of FMR Japan and FMR H.K.
Koichi Iwabuchi	Statutory Auditor of FMR Japan; Previously served as Compliance Officer of FMR Japan.
Kenji Kanemasu	Compliance Officer of FMR Japan (2023).
Christopher Rimmer

Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited. Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Nicole Macarchuk	Secretary and Chief Legal Officer Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

(5) FMR INVESTMENT MANAGEMENT (UK) LIMITED (FMR UK)

FMR UK provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	Director FMR Investment Management (UK) Limited.
Kyle Johnson	Director of FMR Investment Management (UK) Limited (2024).
Karoline Rosenberg	Director of FMR Investment Management (UK) Limited (2024).
Adrian James Tyerman	Compliance Officer FMR H.K. Anti-Money Laundering Compliance Officer of FMR Investment Management (UK) Limited.
Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Jean-Philippe Provost	Director FMR Investment Management (UK) Limited (2023).
Nicole Macarchuk	Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

(6) GEODE CAPITAL MANAGEMENT, LLC (Geode)

Geode serves as investment adviser to a number of other investment companies AND OTHER ACCOUNTS.  Geode may also provide investment advisory services to other investment advisers.  The directors and officers have held the following positions of a substantial nature during the past two fiscal years.

David Lane	President and Chief Executive Officer (2023).
Laura Doherty	Chief Operating Officer (2024).
Michael Ciccone	Chief Compliance Officer (2023).
Sorin Codreanu	Chief Financial Officer and Treasurer.
Matt Nevins	General Counsel.
Gerard McGraw	Director (2023).
Jennifer Uhrig	Director.
Philip L. Bullen	Director.
Thomas Sprague	Director.
Michael Even	Director.
Alok Kapoor	Director (2022).
Kathryn Dunn	Director (2024).

(7) BLACKROCK FUND ADVISORS

Robert L. Goldstein	Chief Operating Officer & Global Head (2022).
Martin Small	Chief Financial Officer (2023).
Andrew Dickson	Corporate Secretary.
Philippe Matsumoto	Treasurer.
Charles C. Park	Chief Compliance Officer.
Brenda Schulz	Assistant Corporate Secretary.
Patrick Hennessey	Assistant Corporate Secretary.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company LLC (FMR)
245 Summer Street
Boston, MA 02210

Fidelity Investments Institutional Operations Company LLC
245 Summer Street
Boston, MA 02210

Fidelity Service Company, Inc
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Limited (FMR Japan)
Kamiyacho Prime Place, 1-17
Toranomon-4-Chome, Minato-ku
Tokyo, Japan

FMR Investment Management (UK) Limited (FMR UK)
1 St. Martin’s Le Grand
London, EC1A 4AS, United Kingdom

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))

Beech Gate Millfield Lane

Lower Kingswood, Tadworth, Surrey

KT20 6RP, United Kingdom

Strategic Advisers LLC
155 Seaport Boulevard
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Company LLC (FDC)
900 Salem Street
Smithfield, RI 02917

Geode Capital Management, LLC (Geode)
100 Summer Street
12th Floor
Boston, MA 02110

Fidelity Management Trust Company
245 Summer Street
Boston, MA 02210

Fidelity Investors Management LLC
245 Summer Street
Boston, MA 02210

BlackRock Fund Advisors
400 Howard Street
San Francisco, CA 94105

Item 32.

Principal Underwriters

(a)

Fidelity Distributors Company LLC (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Robert Adams	Chief Operating Officer	None
Robert F. Bachman	Executive Vice President and Director (2023)	None
Dalton Gustafson	President and Director (2023)	None
Natalie Kavanaugh	Chief Legal Officer	None
Michael Lyons	Chief Financial Officer	None
John McGinty	Chief Compliance Officer	None
Timothy Mulcahy	Director	None
John Slyconish	Treasurer	None
Natalie Kavanaugh	Secretary	None
Lisa D. Krieser	Assistant Secretary	None
Michael Shulman	Assistant Treasurer (2022)	None

*  900 Salem Street, Smithfield, RI

(c)

Not applicable.

Item 33.

Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company LLC, or an affiliate, 245 Summer Street, Boston, MA 02210, or the fund’s respective custodians, or special purpose custodian, as applicable, State Street Bank & Trust Company, One Congress Street, Boston, MA and Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 127 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of October 2024.

Fidelity Covington Trust
By	/s/Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	October 16, 2024
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	October 16, 2024
John J. Burke III		(Principal Financial Officer)

/s/Vijay C. Advani	*	Trustee	October 16, 2024
Vijay C. Advani

/s/Thomas P. Bostick	*	Trustee	October 16, 2024
Thomas P. Bostick

/s/Donald F. Donahue	*	Trustee	October 16, 2024
Donald F. Donahue

/s/Bettina Doulton	*	Trustee	October 16, 2024
Bettina Doulton

/s/Vicki L. Fuller	*	Trustee	October 16, 2024
Vicki L. Fuller

/s/Patricia L. Kampling	*	Trustee	October 16, 2024
Patricia L. Kampling

/s/Thomas Kennedy	*	Trustee	October 16, 2024
Thomas Kennedy

/s/Robert A. Lawrence	*	Trustee	October 16, 2024
Robert A. Lawrence

/s/Oscar Munoz	*	Trustee	October 16, 2024
Oscar Munoz

/s/Karen B. Peetz	*	Trustee	October 16, 2024
Karen B. Peetz

/s/David M. Thomas	*	Trustee	October 16, 2024
David M. Thomas

/s/Susan Tomasky	*	Trustee	October 16, 2024
Susan Tomasky

/s/Michael E. Wiley	*	Trustee	October 16, 2024
Michael E. Wiley

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated July 16, 2024, and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Capital Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after July 16, 2024.

WITNESS our hands on this sixteenth day of July 2024.

/s/Vijay C. Advani	/s/Robert A. Lawrence
Vijay C. Advani	Robert A. Lawrence

/s/Thomas P. Bostick	/s/Oscar Munoz
Thomas P. Bostick	Oscar Munoz

/s/Donald F. Donahue	/s/Karen B. Peetz
Donald F. Donahue	Karen B. Peetz

/s/Bettina Doulton	/s/David M. Thomas
Bettina Doulton	David M. Thomas

/s/Vicki L. Fuller	/s/Susan Tomasky
Vicki L. Fuller	Susan Tomasky

/s/Patricia L. Kampling	/s/Michael E. Wiley
Patricia L. Kampling	Michael E. Wiley

/s/Thomas Kennedy
Thomas Kennedy